Equity (Details) - Schedule of Equity Warrants - Warrants [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding | shares	349,998
Weighted average exercise price | $ / shares	$ 3
August 28 2026 [Member]
Class of Warrant or Right [Line Items]
Outstanding | shares	250,000
Expiry date	Aug. 28, 2026
Weighted average exercise price | $ / shares	$ 3
March 12 2027 [Member]
Class of Warrant or Right [Line Items]
Outstanding | shares	99,998
Expiry date	Mar. 12, 2027
Weighted average exercise price | $ / shares	$ 3